The Saratoga Advantage Trust

Supplement dated April 17, 2007 to the Class A Shares Prospectus Dated January 31, 2007, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “ENERGY & BASIC MATERIALS PORTFOLIO”, “THE ADVISER” located on page 55 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Energy & Basic Materials Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by a team led by Co-Portfolio Managers James L. Carroll, CFA and Larry Shaw, CFA, who have joint primary responsibility for the day-to-day management of the Portfolio. Mr. Carroll and Mr. Shaw are Vice Presidents at Loomis, Sayles.  Mr. Carroll joined Loomis, Sayles in 1996.  Mr. Shaw originally joined Loomis, Sayles in 1986, where from 1998 to 2002, he was an energy analyst and value portfolio manager.  Prior to re-joining Loomis, Sayles in 2005, Mr. Shaw served as a consultant to the Loomis, Sayles’ equity department, focusing on energy and energy-related companies.

Reference is made to the section entitled “ENERGY & BASIC MATERIALS PORTFOLIO”, “PRINCIPAL INVESTMENT STRATEGY” located on page 55 of the Prospectus.  The first and second paragraphs under this section are deleted in their entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or “market capitalization”).  The Portfolio utilizes the Standard & Poor’s classification system for purposes of determining whether a company is an Energy or Basic Materials Company.  Standard & Poor’s maintains a proprietary classification system similar to the North American Industry Classification System which classifies companies according to industry sectors and groups.  Companies classified as Energy or Basic Materials Companies by Standard & Poor’s are involved in the exploration, development, production, refining or distribution of oil, natural gas, coal, and uranium, the construction or provision of oil rigs, drilling equipment and other energy related services and equipment, basic materials such as metals, minerals, chemicals, water, forest product, precious metals, glass and industrial gases or provide materials, products or services to such companies.  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants.  Standard & Poor’s classifications are utilized to identify sectors.

Loomis, Sayles’ stock selection process is driven primarily by fundamental analysis of the energy sector and related industries and individual companies within them.  Loomis, Sayles generates investment ideas by, among other things, sector and industry analysis, valuation analysis, management interviews and other forms of proprietary investment research, including a review of financial dynamics affecting an issuer.  Once an investment opportunity is identified, Loomis, Sayles seeks to determine inherent or intrinsic value through various valuation metrics, which will vary depending upon the industry involved.  These valuation techniques include, but are not limited to, price earnings ratio analysis, price to sales ratio analysis, relative price to earnings ratio analysis, price to book and cash flow ratio analysis and discounted cash flow.  Valuation methodology is industry-specific within the energy sector and the determination of intrinsic value of a particular security is driven by specific industry metrics.  Based on this analysis, Loomis, Sayles established company-specific price targets and position weights.

Reference is made to the section entitled “ADVISERS” beginning on page 69 of this Prospectus.  The paragraph under this section, with respect to Integrity Money Management, Inc., is deleted in its entirety.  The paragraph under this section with respect to Loomis, Sayles & Company, L.P. is deleted in its entirely and replaced with the following:

Loomis, Sayles & Company, L.P. (“Loomis, Sayles”), a registered investment adviser, located at One Financial Center, Boston, Massachusetts 02111, serves as Adviser to the Energy & Basic Materials Portfolio, Financial Services Portfolio and the Large Capitalization Growth Portfolio.  Loomis, Sayles advises institutional, high net worth and mutual fund clients.  Loomis, Sayles managed assets of approximately $97 billion as of March 31, 2007.

__________________________________________________________________

Reference is made to the section entitled “ADDITIONAL INVESTMENT STRATEGY INFORMATION” beginning on page 65 of this Prospectus.  The paragraph under this section entitled “EXCHANGE-TRADED FUNDS” is deleted in its entirety and replaced with the following:

EXCHANGE-TRADED FUNDS.   The Health & Biotechnology Portfolio, International Equity Portfolio, Mid Capitalization Portfolio and Energy & Basic Materials Portfolio may invest up to 10% of its net assets in shares of various exchange-traded funds (“ETFs”) that seek to track the performance of various portions or segments of the equity markets.  No more than 5% of a Portfolio’s net assets will be invested in any one ETF.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 17, 2007 to the Class B Shares Prospectus Dated January 31, 2007, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “ENERGY & BASIC MATERIALS PORTFOLIO”, “THE ADVISER” located on page 54 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Energy & Basic Materials Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by a team led by Co-Portfolio Managers James L. Carroll, CFA and Larry Shaw, CFA, who have joint primary responsibility for the day-to-day management of the Portfolio. Mr. Carroll and Mr. Shaw are Vice Presidents at Loomis, Sayles.  Mr. Carroll joined Loomis, Sayles in 1996.  Mr. Shaw originally joined Loomis, Sayles in 1986, where from 1998 to 2002, he was an energy analyst and value portfolio manager.  Prior to re-joining Loomis, Sayles in 2005, Mr. Shaw served as a consultant to the Loomis, Sayles’ equity department, focusing on energy and energy-related companies.

Reference is made to the section entitled “ENERGY & BASIC MATERIALS PORTFOLIO”, “PRINCIPAL INVESTMENT STRATEGY” located on page 54 of the Prospectus.  The first and second paragraphs under this section are deleted in their entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or “market capitalization”).  The Portfolio utilizes the Standard & Poor’s classification system for purposes of determining whether a company is an Energy or Basic Materials Company.  Standard & Poor’s maintains a proprietary classification system similar to the North American Industry Classification System which classifies companies according to industry sectors and groups.  Companies classified as Energy or Basic Materials Companies by Standard & Poor’s are involved in the exploration, development, production, refining or distribution of oil, natural gas, coal, and uranium, the construction or provision of oil rigs, drilling equipment and other energy related services and equipment, basic materials such as metals, minerals, chemicals, water, forest product, precious metals, glass and industrial gases or provide materials, products or services to such companies.  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants.  Standard & Poor’s classifications are utilized to identify sectors.

Loomis, Sayles’ stock selection process is driven primarily by fundamental analysis of the energy sector and related industries and individual companies within them.  Loomis, Sayles generates investment ideas by, among other things, sector and industry analysis, valuation analysis, management interviews and other forms of proprietary investment research, including a review of financial dynamics affecting an issuer.  Once an investment opportunity is identified, Loomis, Sayles seeks to determine inherent or intrinsic value through various valuation metrics, which will vary depending upon the industry involved.  These valuation techniques include, but are not limited to, price earnings ratio analysis, price to sales ratio analysis, relative price to earnings ratio analysis, price to book and cash flow ratio analysis and discounted cash flow.  Valuation methodology is industry-specific within the energy sector and the determination of intrinsic value of a particular security is driven by specific industry metrics.  Based on this analysis, Loomis, Sayles established company-specific price targets and position weights.

Reference is made to the section entitled “ADVISERS” beginning on page 68 of this Prospectus.  The paragraph under this section, with respect to Integrity Money Management, Inc., is deleted in its entirety.  The paragraph under this section with respect to Loomis, Sayles & Company, L.P. is deleted in its entirety and replaced with the following:

Loomis, Sayles & Company, L.P. (“Loomis, Sayles”), a registered investment adviser, located at One Financial Center, Boston, Massachusetts 02111, serves as Adviser to the Energy & Basic Materials Portfolio, Financial Services Portfolio and the Large Capitalization Growth Portfolio.  Loomis, Sayles advises institutional, high net worth and mutual fund clients.  Loomis, Sayles managed assets of approximately $97 billion as of March 31, 2007.

__________________________________________________________________

Reference is made to the section entitled “ADDITIONAL INVESTMENT STRATEGY INFORMATION” beginning on page 64 of this Prospectus.  The paragraph under this section entitled “EXCHANGE-TRADED FUNDS” is deleted in its entirety and replaced with the following:

EXCHANGE-TRADED FUNDS.   The Health & Biotechnology Portfolio, International Equity Portfolio, Mid Capitalization Portfolio and Energy & Basic Materials Portfolio may invest up to 10% of its net assets in shares of various exchange-traded funds (“ETFs”) that seek to track the performance of various portions or segments of the equity markets.  No more than 5% of a Portfolio’s net assets will be invested in any one ETF.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 17, 2007 to the Class C Shares Prospectus Dated January 31, 2007, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “ENERGY & BASIC MATERIALS PORTFOLIO”, “THE ADVISER” located on page 55 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Energy & Basic Materials Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by a team led by Co-Portfolio Managers James L. Carroll, CFA and Larry Shaw, CFA, who have joint primary responsibility for the day-to-day management of the Portfolio. Mr. Carroll and Mr. Shaw are Vice Presidents at Loomis, Sayles.  Mr. Carroll joined Loomis, Sayles in 1996.  Mr. Shaw originally joined Loomis, Sayles in 1986, where from 1998 to 2002, he was an energy analyst and value portfolio manager.  Prior to re-joining Loomis, Sayles in 2005, Mr. Shaw served as a consultant to the Loomis, Sayles’ equity department, focusing on energy and energy-related companies.

Reference is made to the section entitled “ENERGY & BASIC MATERIALS PORTFOLIO”, “PRINCIPAL INVESTMENT STRATEGY” located on page 55 of the Prospectus.  The first and second paragraphs under this section are deleted in their entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or “market capitalization”).  The Portfolio utilizes the Standard & Poor’s classification system for purposes of determining whether a company is an Energy or Basic Materials Company.  Standard & Poor’s maintains a proprietary classification system similar to the North American Industry Classification System which classifies companies according to industry sectors and groups.  Companies classified as Energy or Basic Materials Companies by Standard & Poor’s are involved in the exploration, development, production, refining or distribution of oil, natural gas, coal, and uranium, the construction or provision of oil rigs, drilling equipment and other energy related services and equipment, basic materials such as metals, minerals, chemicals, water, forest product, precious metals, glass and industrial gases or provide materials, products or services to such companies.  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants.  Standard & Poor’s classifications are utilized to identify sectors.

Loomis, Sayles’ stock selection process is driven primarily by fundamental analysis of the energy sector and related industries and individual companies within them.  Loomis, Sayles generates investment ideas by, among other things, sector and industry analysis, valuation analysis, management interviews and other forms of proprietary investment research, including a review of financial dynamics affecting an issuer.  Once an investment opportunity is identified, Loomis, Sayles seeks to determine inherent or intrinsic value through various valuation metrics, which will vary depending upon the industry involved.  These valuation techniques include, but are not limited to, price earnings ratio analysis, price to sales ratio analysis, relative price to earnings ratio analysis, price to book and cash flow ratio analysis and discounted cash flow.  Valuation methodology is industry-specific within the energy sector and the determination of intrinsic value of a particular security is driven by specific industry metrics.  Based on this analysis, Loomis, Sayles established company-specific price targets and position weights.

Reference is made to the section entitled “ADVISERS” beginning on page 70 of this Prospectus.  The paragraph under this section, with respect to Integrity Money Management, Inc., is deleted in its entirety.  The paragraph under this section with respect to Loomis, Sayles & Company, L.P. is deleted in its entirely and replaced with the following:

Loomis, Sayles & Company, L.P. (“Loomis, Sayles”), a registered investment adviser, located at One Financial Center, Boston, Massachusetts 02111, serves as Adviser to the Energy & Basic Materials Portfolio, Financial Services Portfolio and the Large Capitalization Growth Portfolio.  Loomis, Sayles advises institutional, high net worth and mutual fund clients.  Loomis, Sayles managed assets of approximately $97 billion as of March 31, 2007.

__________________________________________________________________

Reference is made to the section entitled “ADDITIONAL INVESTMENT STRATEGY INFORMATION” beginning on page 65 of this Prospectus.  The paragraph under this section entitled “EXCHANGE-TRADED FUNDS” is deleted in its entirety and replaced with the following:

EXCHANGE-TRADED FUNDS.   The Health & Biotechnology Portfolio, International Equity Portfolio, Mid Capitalization Portfolio and Energy & Basic Materials Portfolio may invest up to 10% of its net assets in shares of various exchange-traded funds (“ETFs”) that seek to track the performance of various portions or segments of the equity markets.  No more than 5% of a Portfolio’s net assets will be invested in any one ETF.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 17, 2007 to the Class I Shares Prospectus Dated January 31, 2007, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “ENERGY & BASIC MATERIALS PORTFOLIO”, “THE ADVISER” located on page 55 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Energy & Basic Materials Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by a team led by Co-Portfolio Managers James L. Carroll, CFA and Larry Shaw, CFA, who have joint primary responsibility for the day-to-day management of the Portfolio. Mr. Carroll and Mr. Shaw are Vice Presidents at Loomis, Sayles.  Mr. Carroll joined Loomis, Sayles in 1996.  Mr. Shaw originally joined Loomis, Sayles in 1986, where from 1998 to 2002, he was an energy analyst and value portfolio manager.  Prior to re-joining Loomis, Sayles in 2005, Mr. Shaw served as a consultant to the Loomis, Sayles’ equity department, focusing on energy and energy-related companies.

Reference is made to the section entitled “ENERGY & BASIC MATERIALS PORTFOLIO”, “PRINCIPAL INVESTMENT STRATEGY” located on page 55 of the Prospectus.  The first and second paragraphs under this section are deleted in their entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or “market capitalization”).  The Portfolio utilizes the Standard & Poor’s classification system for purposes of determining whether a company is an Energy or Basic Materials Company.  Standard & Poor’s maintains a proprietary classification system similar to the North American Industry Classification System which classifies companies according to industry sectors and groups.  Companies classified as Energy or Basic Materials Companies by Standard & Poor’s are involved in the exploration, development, production, refining or distribution of oil, natural gas, coal, and uranium, the construction or provision of oil rigs, drilling equipment and other energy related services and equipment, basic materials such as metals, minerals, chemicals, water, forest product, precious metals, glass and industrial gases or provide materials, products or services to such companies.  Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants.  Standard & Poor’s classifications are utilized to identify sectors.

Loomis, Sayles’ stock selection process is driven primarily by fundamental analysis of the energy sector and related industries and individual companies within them.  Loomis, Sayles generates investment ideas by, among other things, sector and industry analysis, valuation analysis, management interviews and other forms of proprietary investment research, including a review of financial dynamics affecting an issuer.  Once an investment opportunity is identified, Loomis, Sayles seeks to determine inherent or intrinsic value through various valuation metrics, which will vary depending upon the industry involved.  These valuation techniques include, but are not limited to, price earnings ratio analysis, price to sales ratio analysis, relative price to earnings ratio analysis, price to book and cash flow ratio analysis and discounted cash flow.  Valuation methodology is industry-specific within the energy sector and the determination of intrinsic value of a particular security is driven by specific industry metrics.  Based on this analysis, Loomis, Sayles established company-specific price targets and position weights.

Reference is made to the section entitled “ADVISERS” beginning on page 68 of this Prospectus.  The paragraph under this section, with respect to Integrity Money Management, Inc., is deleted in its entirety.  The paragraph under this section with respect to Loomis, Sayles & Company, L.P. is deleted in its entirely and replaced with the following:

Loomis, Sayles & Company, L.P. (“Loomis, Sayles”), a registered investment adviser, located at One Financial Center, Boston, Massachusetts 02111, serves as Adviser to the Energy & Basic Materials Portfolio, Financial Services Portfolio and the Large Capitalization Growth Portfolio.  Loomis, Sayles advises institutional, high net worth and mutual fund clients.  Loomis, Sayles managed assets of approximately $97 billion as of  March 31, 2007.

__________________________________________________________________

Reference is made to the section entitled “ADDITIONAL INVESTMENT STRATEGY INFORMATION” beginning on page 64 of this Prospectus.  The paragraph under this section entitled “EXCHANGE-TRADED FUNDS” is deleted in its entirety and replaced with the following:

EXCHANGE-TRADED FUNDS.   The Health & Biotechnology Portfolio, International Equity Portfolio, Mid Capitalization Portfolio and Energy & Basic Materials Portfolio may invest up to 10% of its net assets in shares of various exchange-traded funds (“ETFs”) that seek to track the performance of various portions or segments of the equity markets.  No more than 5% of a Portfolio’s net assets will be invested in any one ETF.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 17, 2007

to the

Statement of Additional Information

Dated January 31, 2007 of the Saratoga Advantage Trust

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” beginning on page 40 of the Statement of Additional Information. The information relating to Mr. F. Martin Koenig and Integrity Money Management, Inc. located on page 41 is deleted in its entirety and replaced with the following information *:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts**	Assets Managed ($ millions)**	Other Accounts***	Assets Managed ($ millions)	Total Assets Managed ($ millions)
James Carroll	Energy & Basic Materials Portfolio	2	149.0	2	71.3	64	1,058.5	1,278.8
Larry Shaw	Energy & Basic Materials Portfolio	0	0	2	71.3	0	0	71.3

  *   Information provided as of December 31, 2006.

**   Both accounts include a performance fee.

    *** In addition to the accounts included herein, portfolio managers may also manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Portfolio.

* * * * *

Reference is made to the section entitled “Conflicts of Interest” beginning on page 41 of the Statement of Additional Information.  The information contained in the first sentence of the third paragraph on page 42 is amended to read as follows:

Messrs. Baribeau, Carroll, Davis, Finucane, Shaw and Skaggs and Ms. Czekanski, must adhere to the Loomis, Sayles’ Code of Ethics, which was designed to govern personal trading in securities and related activities of those individuals whom have been deemed “Access persons” thereunder, and under certain circumstances, those Access Persons’ family members and others in a similar relationship to them.

The information contained in the first six paragraphs on page 43 is hereby deleted it its entirety.

* * * * *

Reference is made to the section entitled “Compensation” beginning on page 45 of the Statement of Additional Information.  The information contained in the second full paragraph on page 47 is deleted in its entirety and the information contained in this section regarding the portfolio managers of Loomis, Sayles, on pages 45-46 is deleted in its entirety and replaced with the following:

Compensation for Messrs. Baribeau, Carroll, Davis, Finucane, Shaw and Skaggs and Ms. Czekanski is made up of three main components – base salary, variable compensation and a long-term incentive program.  Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers.  Loomis, Sayles also offers a profit sharing plan.

Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations.

Variable compensation is an incentive-based component, and generally represents a significant multiple of base salary.  It is based on four factors – investment performance, profit growth of the firm, profit growth of the portfolio manager’s business unit and team commitment.  Investment performance is the primary component and generally represents at least 70% for equity managers.  The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the department’s Chief Investment Officer (CIO) and senior management.  The CIO and senior management evaluate these other factors annually.

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for equity managers is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the portfolio manager’s style to the performance of a peer group of institutional managers in that style.  A portfolio manager’s performance relative to the peer group for the 1, 3 and 5- year periods (or since the start of the portfolio manager’s tenure, if shorter) is used to calculate the amount of variable compensation payable due to performance.  Longer-term performance (3 and 5 years, or since the start of the manager’s tenure, if shorter) combined is weighted more than shorter-term performance (1 year).   If a portfolio manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.  An external benchmark is used as a secondary comparison.

Loomis Sayles uses the institutional peer groups as the primary measuring stick for equity manager performance because it believes they represent the most competitive product universe while closely matching the investment styles offered by the firm.  Loomis Sayles considers the institutional composite an accurate proxy for the performance of each investment style.

Loomis Sayles has developed and implemented a long-term incentive plan to attract and retain investment talent.  The plan supplements existing compensation.  This plan has several important components distinguishing it from traditional equity ownership plans:

•

the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

•

upon retirement a participant will receive a multi-year payout for his or her vested units;

•

participation is contingent upon signing an award agreement, which includes a non-compete covenant.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan.  The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen.  Management has full discretion on what units are issued and to whom.

Currently, Messrs. Davis and Finucane and Messrs. Carroll and Shaw, the portfolio managers for the Financial Services Portfolio and the Energy & Basic Materials Portfolio, respectively, do not receive variable compensation for their management of these Portfolios.  Loomis, Sayles may add a variable compensation component applicable to those Portfolios in the future.

Messrs. Carroll and Shaw are also co-portfolio managers of two private investment funds advised by Loomis, Sayles, for which each receives a portion of the performance fee earned on those funds through an equity interest each holds in the funds’ general partner.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 3, 2003.  The defined benefit is based on years of service and base compensation (up to a maximum amount).

* * * * *

Reference is made to the section entitled “Ownership of Securities” located on page 48 of the Statement of Additional Information.  The information relating to Mr. Koenig is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned *
James Carroll	Energy & Basic Materials	NONE
Larry Shaw	Energy & Basic Materials	NONE
* Information provided as of December 31, 2006

Reference is made to Appendix B to the Statement of Additional Information.  The section entitled “PROXY VOTING POLICIES & PROCEDURES – Integrity Money Management, Inc. Proxy Voting Guidelines Summary beginning on page 83 is deleted in its entirety.